Non-controlling Interests (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Non-controlling interests [Line Items]
Dividends paid, classified as financing activities	$ 102,135,646	$ 218,035,429	$ 74,825,181
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Dividends paid, classified as financing activities	$ 11,109,577	$ 7,416,023	$ 9,070,285